Schedule of Investments (unaudited)
February 29, 2024
BlackRock SMID-Cap Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 6.0%
Axon Enterprise, Inc.(a)	1,353	$ 415,872
HEICO Corp.	1,020	197,268
		613,140
Air Freight & Logistics — 0.9%
GXO Logistics, Inc.(a)	1,825	94,462
Automobile Components — 0.9%
Fox Factory Holding Corp.(a)	1,868	94,502
Beverages — 1.0%
Davide Campari-Milano NV	9,677	98,126
Biotechnology — 1.1%
Halozyme Therapeutics, Inc.(a)	2,899	115,409
Broadline Retail — 0.1%
Etsy, Inc.(a)	138	9,893
Building Products — 1.5%
AZEK Co., Inc. (The), Class A(a)	3,263	156,983
Capital Markets — 6.7%
Carlyle Group, Inc. (The)	663	30,398
MarketAxess Holdings, Inc.	309	65,944
Morningstar, Inc.	546	163,030
TPG, Inc., Class A	4,479	198,644
Tradeweb Markets, Inc., Class A	2,115	223,809
		681,825
Commercial Services & Supplies — 2.9%
Casella Waste Systems, Inc., Class A(a)	1,671	150,557
GFL Environmental, Inc.	3,914	141,217
		291,774
Construction & Engineering — 4.1%
Comfort Systems U.S.A., Inc.	803	245,501
WillScot Mobile Mini Holdings Corp.(a)	3,564	170,181
		415,682
Distributors — 1.2%
Pool Corp.	303	120,630
Diversified Consumer Services — 3.6%
Bright Horizons Family Solutions, Inc.(a)	1,064	122,211
Duolingo, Inc., Class A(a)	690	164,910
European Wax Center, Inc., Class A(a)	1,746	24,758
Mister Car Wash, Inc.(a)	6,530	54,134
		366,013
Entertainment — 3.7%
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	2,686	195,433
Live Nation Entertainment, Inc.(a)	1,874	181,741
		377,174
Financial Services — 0.2%
Jack Henry & Associates, Inc.	92	15,987
Food Products — 0.4%
Freshpet, Inc.(a)	377	42,612
Ground Transportation — 2.8%
Saia, Inc.(a)	493	283,672
Health Care Equipment & Supplies — 3.3%
Align Technology, Inc.(a)	653	197,480
Inmode Ltd.(a)	785	17,270
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Inspire Medical Systems, Inc.(a)	216	$ 38,673
Teleflex, Inc.	381	84,883
		338,306
Health Care Providers & Services — 1.0%
Surgery Partners, Inc.(a)	3,199	99,265
Health Care Technology — 0.6%
Certara, Inc.(a)	1,103	18,619
Phreesia, Inc.(a)	1,901	47,050
		65,669
Hotels, Restaurants & Leisure — 5.1%
Churchill Downs, Inc.	1,278	155,750
Domino’s Pizza, Inc.	41	18,382
Penn Entertainment, Inc.(a)	922	16,873
Planet Fitness, Inc., Class A(a)	2,788	172,996
Vail Resorts, Inc.	662	152,465
		516,466
Industrial REITs — 0.3%
Rexford Industrial Realty, Inc.	543	27,628
Interactive Media & Services — 0.2%
Match Group, Inc.(a)	715	25,769
IT Services — 4.6%
DigitalOcean Holdings, Inc.(a)	2,011	76,257
Globant SA(a)(b)	936	208,887
MongoDB, Inc., Class A(a)	405	181,270
		466,414
Life Sciences Tools & Services — 8.0%
Azenta, Inc.(a)	666	43,390
Bio-Techne Corp.	2,944	216,590
Charles River Laboratories International, Inc.(a)	762	193,693
Repligen Corp.(a)	993	192,632
West Pharmaceutical Services, Inc.	482	172,729
		819,034
Machinery — 4.0%
AutoStore Holdings Ltd.(a)(c)	56,895	91,126
Graco, Inc.	1,924	175,584
IDEX Corp.	621	146,494
		413,204
Oil, Gas & Consumable Fuels — 2.2%
EQT Corp.	1,440	53,496
Permian Resources Corp., Class A	5,303	82,515
Texas Pacific Land Corp.	54	85,072
		221,083
Professional Services — 3.0%
Booz Allen Hamilton Holding Corp., Class A	1,561	230,576
Paylocity Holding Corp.(a)	446	75,200
		305,776
Semiconductors & Semiconductor Equipment — 9.0%
ASM International NV	384	234,527
Entegris, Inc.	2,017	271,004
Lattice Semiconductor Corp.(a)	2,550	195,356
Monolithic Power Systems, Inc.	305	219,612
		920,499
Software — 14.0%
ANSYS, Inc.(a)	544	181,788
Aspen Technology, Inc.(a)	764	148,132
Bentley Systems, Inc., Class B	4,695	241,182
Confluent, Inc., Class A(a)	7,033	238,208

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock SMID-Cap Growth Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Five9, Inc.(a)	361	$ 22,021
HubSpot, Inc.(a)	277	171,410
JFrog Ltd.(a)	2,626	117,618
Monday.com Ltd.(a)	459	102,362
PagerDuty, Inc.(a)	1,410	34,066
Zscaler, Inc.(a)	712	172,283
		1,429,070
Specialty Retail — 2.4%
Floor & Decor Holdings, Inc., Class A(a)	2,053	248,659
Textiles, Apparel & Luxury Goods — 3.0%
Brunello Cucinelli SpA	1,186	142,432
Figs, Inc., Class A(a)(b)	2,878	15,052
On Holding AG, Class A(a)	4,171	146,068
		303,552
Trading Companies & Distributors — 1.6%
SiteOne Landscape Supply, Inc.(a)	974	164,100
Total Long-Term Investments — 99.4% (Cost: $8,839,098)		10,142,378
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(d)(e)	78,446	78,446
SL Liquidity Series, LLC, Money Market Series, 5.98%(d)(e)(f)	231,636	231,728
Total Short-Term Securities — 3.0% (Cost: $310,157)		310,174
Total Investments — 102.4% (Cost: $9,149,255)		10,452,552
Liabilities in Excess of Other Assets — (2.4)%		(248,628)
Net Assets — 100.0%		$ 10,203,924
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock SMID-Cap Growth Equity Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 7,120	$ 71,326(a)	$ —	$ —	$ —	$ 78,446	78,446	$ 1,208	$ —
SL Liquidity Series, LLC, Money Market Series	660,597	—	(429,004)(a)	118	17	231,728	231,636	2,828(b)	—
				$ 118	$ 17	$ 310,174		$ 4,036	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 613,140	$ —	$ —	$ 613,140
Air Freight & Logistics	94,462	—	—	94,462
Automobile Components	94,502	—	—	94,502
Beverages	—	98,126	—	98,126
Biotechnology	115,409	—	—	115,409
Broadline Retail	9,893	—	—	9,893
Building Products	156,983	—	—	156,983
Capital Markets	681,825	—	—	681,825

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock SMID-Cap Growth Equity Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Commercial Services & Supplies	$ 291,774	$ —	$ —	$ 291,774
Construction & Engineering	415,682	—	—	415,682
Distributors	120,630	—	—	120,630
Diversified Consumer Services	366,013	—	—	366,013
Entertainment	377,174	—	—	377,174
Financial Services	15,987	—	—	15,987
Food Products	42,612	—	—	42,612
Ground Transportation	283,672	—	—	283,672
Health Care Equipment & Supplies	338,306	—	—	338,306
Health Care Providers & Services	99,265	—	—	99,265
Health Care Technology	65,669	—	—	65,669
Hotels, Restaurants & Leisure	516,466	—	—	516,466
Industrial REITs	27,628	—	—	27,628
Interactive Media & Services	25,769	—	—	25,769
IT Services	466,414	—	—	466,414
Life Sciences Tools & Services	819,034	—	—	819,034
Machinery	322,078	91,126	—	413,204
Oil, Gas & Consumable Fuels	221,083	—	—	221,083
Professional Services	305,776	—	—	305,776
Semiconductors & Semiconductor Equipment	685,972	234,527	—	920,499
Software	1,429,070	—	—	1,429,070
Specialty Retail	248,659	—	—	248,659
Textiles, Apparel & Luxury Goods	161,120	142,432	—	303,552
Trading Companies & Distributors	164,100	—	—	164,100
Short-Term Securities
Money Market Funds	78,446	—	—	78,446
	$ 9,654,613	$ 566,211	$ —	10,220,824
Investments valued at NAV(a)				231,728
				$ 10,452,552
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
NVS	Non-Voting Shares
4